Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000193018 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000193018 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000193018 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000193018 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000193018 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000193018 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000193018 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000193018 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000193018 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000193018 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193018 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000193018 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000193018 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000193018 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000193018 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000193018 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000193018 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000193018 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000193018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000193018 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000193018 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.60%
C000193018 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000193018 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000193018 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000178765 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000178765 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000178765 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000178765 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000178765 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000178765 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000178765 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000178765 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000178765 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000178765 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000178765 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000178765 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000178765 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000178765 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000178765 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000178765 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000178765 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000178765 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000178765 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000178765 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000178765 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.60%
C000178765 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000178765 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000178765 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001876 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000001876 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001876 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001876 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000001876 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000001876 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000001876 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001876 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000001876 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000001876 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001876 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000001876 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000001876 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000001876 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000001876 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000001876 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000001876 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000001876 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000001876 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000001876 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.60%
C000001876 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000001876 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001876 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001874 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000001874 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001874 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001874 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000001874 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000001874 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000001874 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001874 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000001874 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000001874 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001874 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000001874 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000001874 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000001874 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000001874 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000001874 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000001874 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000001874 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000001874 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000001874 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.60%
C000001874 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000001874 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001874 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001877 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000001877 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001877 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001877 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001877 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000001877 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000001877 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000001877 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001877 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001877 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001877 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001877 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001877 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000001877 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001877 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001877 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001877 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001877 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001877 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000001877 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001877 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000001877 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000001877 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000001877 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001877 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001877 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001877 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001879 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000001879 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001879 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001879 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001879 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000001879 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000001879 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000001879 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001879 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001879 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001879 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001879 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001879 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000001879 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001879 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001879 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001879 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001879 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000001879 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001879 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000001879 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000001879 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000001879 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001879 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001879 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001879 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178766 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000178766 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000178766 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178766 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000178766 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000178766 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000178766 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000178766 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178766 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178766 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178766 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178766 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000178766 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178766 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000178766 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000178766 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000178766 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000178766 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000178766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178766 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000178766 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000178766 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000178766 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178766 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178766 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178766 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193019 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000193019 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193019 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193019 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000193019 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193019 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000193019 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000193019 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193019 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193019 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193019 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193019 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193019 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193019 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193019 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193019 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193019 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193019 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000193019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193019 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000193019 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000193019 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000193019 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193019 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193019 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193019 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236445 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000236445 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236445 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236445 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236445 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236445 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000236445 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000236445 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236445 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236445 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236445 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236445 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236445 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236445 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000236445 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236445 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000236445 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236445 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000236445 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000236445 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000236445 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236445 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236448 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000236448 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236448 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236448 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236448 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236448 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000236448 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000236448 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236448 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236448 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236448 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236448 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236448 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236448 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000236448 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236448 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236448 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000236448 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236448 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000236448 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000236448 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000236448 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236448 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236447 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000236447 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236447 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236447 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236447 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236447 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000236447 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000236447 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236447 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236447 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236447 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236447 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236447 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236447 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000236447 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236447 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000236447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236447 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000236447 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000236447 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000236447 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236447 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236446 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000236446 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236446 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236446 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236446 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236446 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000236446 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000236446 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236446 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236446 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236446 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236446 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236446 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236446 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000236446 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236446 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236446 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000236446 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236446 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000236446 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000236446 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000236446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236446 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%